SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital
SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE

As at December 31, 2021, the Company had the following options outstanding and exercisable:

Grant Date	Expiry Date	Exercise Price	Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Exercisable
October 30, 2019	October 30, 2029	$2.50	7.84	296,665	296,665
November 19, 2019	November 19, 2029	$2.50	7.89	50,000	50,000
April 30, 2020	April 30, 2030	$2.50	8.33	87,000	78,666
April 30, 2020	April 30, 2030	$3.85	8.33	110,000	70,000
July 3, 2020	July 3, 2025	$3.20	3.51	200,000	166,666
November 24, 2020	November 24, 2030	$2.50	8.90	32,000	21,000
December 11, 2020	December 11, 2030	$2.15	8.95	12,500	12,500
February 2, 2021	February 2, 2031	$13.20	9.09	30,000	10,000
March 8, 2021	March 8, 2026	$13.90	4.19	10,000	5,000
April 27, 2021	April 27, 2031	$10.15	9.23	182,000	-
September 9, 2021	September 9, 2026	$4.84	4.69	25,826	-
				1,035,991	710,497

SUMMARY OF CHANGES IN STOCK OPTIONS

	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2019	744,993	$2.50
Forfeited	(43,334)	2.50
Granted	492,000	3.08
Outstanding, December 31, 2020	1,193,659	$2.75
Exercised	(405,494)	2.50
Granted	247,826	10.12
Outstanding, December 31, 2021	1,035,991	$4.60

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS

Year ended December 31,	2021	2020	2019
Risk free interest rate	0.69%-1.40%	0.43%-0.66%	1.45%-1.46%
Expected volatility	62.84%-113.16%	113.53%-119.03%	100%
Expected life	5 years	5-10 years	7.5 years
Expected dividend yield	0%	0%	0%
Exercise price	$4.84-13.90	$2.15-3.85	$2.50

SUMMARY OF CHANGES IN RESTRICTED STOCK UNITS

As at December 31, 2021, the Company had the following RSUs outstanding:

Number of RSUs
Outstanding, December 31, 2019	634,997
Vested	(199,998)
Forfeited	(68,333)
Issued	248,000
Outstanding, December 31, 2020	614,666
Vested	(448,660)
Issued	348,826
Outstanding, December 31, 2021	514,832

SCHEDULE OF WARRANT DERIVATIVE LIABILITY

Warrant Derivative Liability

Balance at January 1, 2020	$-
Warrant issuance	281,732
Change in fair value of warrants outstanding	466,902
Balance at December 31, 2020	$748,634
Warrant issuance	8,261,511
Exercised	(98,048)
Change in fair value of warrants outstanding	(4,046,325)
Warrant Balance at December 31, 2021	4,865,772
Derivative liability
Warrants	$4,865,772
Contingent consideration (note 4)	694,230
Contingent consideration at December 31, 2021	$5,560,002

SCHEDULE OF WARRANTS AND FAIR VALUE OUTSTANDING

Issue Date	Exercise Price	Number of Warrants Outstanding at December 31, 2021	Fair Value at December 31, 2021	Number of Warrants Outstanding at December 31, 2020	Fair Value at December 31, 2020
November 30, 2020	US$ 3.55	482,425	$182,262	511,299	$748,634
February 5, 2021	US$ 3.55	1,323,275	951,226	-	-
March 5, 2021	US$ 3.55	5,154,321	3,731,285	-	-
July 29, 2021	US$ 5.00	250,000	84,625	-	-
September 14, 2021	US$ 5.00	4,798	1,685	-	-
		7,214,819	$4,865,772	511,299	$748,634

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR WARRANTS
Year ended December 31,	2021	2020
Risk free interest rate	0.23%-0.95%	0.20%-0.24%
Expected volatility	70.95%-144.59%	72.76%-74.10%
Expected life	2-3 years	2 years
Expected dividend yield	0%	0%

SUMMARY OF CHANGES IN WARRANTS

	Number of Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2019	3,610,340	$2.05
Exercised	(1,584,775)	1.50
Forfeited	(120,000)	2.50
Issued	511,299	3.55
Outstanding, December 31, 2020	2,416,864	$2.95
Exercised	(1,939,534)	2.54
Forfeited	(6,000)	2.50
Issued	7,943,489	5.10
Outstanding, December 31, 2021	8,414,819	$4.99

SCHEDULE OF WARRANTS OUTSTANDING

As at December 31, 2021, the Company had the following warrants outstanding:

Date issued	Expiry date	Exercise price	Number of warrants outstanding
November 30, 2020	November 30, 2022	US$ 3.55	482,425
February 5, 2021	February 5, 2023	US$ 3.55	1,323,275
March 5, 2021	March 5, 2023	US$ 3.55	5,154,321
March 22, 2021	March 22, 2023	CDN$13.35	1,200,000
July 29, 2021	July 29, 2024	US$ 5.00	250,000
September 14, 2021	September 14, 2024	US$ 5.00	4,798
			8,414,819